Other Real Estate Acquired in Settlement of Loans	12 Months Ended
Dec. 31, 2021
Other Real Estate [Abstract]
Other Real Estate Acquired in Settlement of Loans	Other Real Estate Acquired in Settlement of Loans

(in thousands)	2021	2020
Commercial	$643	$920
Real estate construction - commercial	10,166	10,986
Real estate mortgage - residential	117	201
Real estate mortgage - commercial	2,510	2,798
Total	$13,436	$14,905
Less valuation allowance for other real estate owned	(2,911)	(2,614)
Total other real estate owned	$10,525	$12,291
Changes in the net carrying amount of other real estate owned for the years indicated:

Balance at December 31, 2019	$15,737
Additions	73
Proceeds from sales	(516)
Charge-offs against the valuation allowance for other real estate owned, net	(347)
Donation	(266)
Net gain on sales	224
Balance at December 31, 2020	$14,905
Additions	723
Proceeds from sales	(1,551)
Charge-offs against the valuation allowance for other real estate owned, net	(668)
Net gain on sales	27
Total other real estate owned	$13,436
Less valuation allowance for other real estate owned	(2,911)
Balance at December 31, 2021	$10,525
At December 31, 2021, $0.2 million of consumer mortgage loans secured by residential real estate properties were in the process of foreclosure compared to $0.3 million of consumer mortgage loans in the process of foreclosure at December 31, 2020.
Activity in the valuation allowance for other real estate owned in settlement of loans for the years indicated:

(in thousands)	2021	2020	2019
Balance, beginning of period	$2,614	$2,956	$3,002
Provision for other real estate owned	965	5	49
Charge-offs	(668)	(347)	(95)
Balance, end of period	$2,911	$2,614	$2,956